S000094964 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	203 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	24.94%	14.51%	13.09%
Goldman Sachs Enhanced U.S. Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent	22.97%	15.12%	13.35%
Performance Inception Date				Jan. 31, 2008
Goldman Sachs Enhanced U.S. Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.26%	13.97%	11.56%
Performance Inception Date				Jan. 31, 2008
Goldman Sachs Enhanced U.S. Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.99%	11.84%	10.38%
Performance Inception Date				Jan. 31, 2008